Asset Retirement Obligation:	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Asset retirement obligations
Asset Retirement Obligation:

Note J — Asset retirement obligations

We record an asset retirement obligation (“ARO”) associated with the retirement of our long-lived assets in the period in which they are incurred and become determinable. Under this method, we record a liability for the expected future cash outflows discounted at our credit-adjusted risk-free interest rate for the dismantlement and abandonment costs, excluding salvage values, of each oil and gas property. We also record an asset retirement cost to the oil and gas properties equal to the ARO liability. The fair value of the asset retirement cost and the ARO liability is measured using primarily Level 3 inputs. The significant unobservable inputs to this fair value measurement include estimates of plugging, abandonment and remediation costs, inflation rate and well life.  The inputs are calculated based on historical data as well as current estimated costs. Accretion of the liability is recognized each period using the interest method of allocation, and the capitalized cost is depleted over the useful life of the related asset.

The following table summarizes the Company's ARO activities during the three months ended September 30, 2014:

Asset retirement obligations, at June 30, 2014	$1,916,276
Activity during the period:
Liabilities incurred during the period	—
Accretion of discount	80,931
Asset retirement obligations, at September 30, 2014	$1,997,207

Note J — Asset Retirement Obligation:

We record an asset retirement obligation (“ARO”) associated with the retirement of our long-lived assets in the period in which they are incurred and become determinable. Under this method, we record a liability for the expected future cash outflows discounted at our credit-adjusted risk-free interest rate for the dismantlement and abandonment costs, excluding salvage values, of each oil and gas property. We also record an asset retirement cost to the oil and gas properties equal to the ARO liability. The fair value of the asset retirement cost and the ARO liability is measured using primarily Level 3 inputs. The significant unobservable inputs to this fair value measurement include estimates of plugging, abandonment and remediation costs, inflation rate and well life.  The inputs are calculated based on historical data as well as current estimated costs. Accretion of the liability is recognized each period using the interest method of allocation, and the capitalized cost is depleted over the useful life of the related asset.

The following table reflects the assumed ARO liability from the acquisition of assets on October 2, 2013 for the year ended June 30, 2014:

Asset retirement obligations, at June 30, 2013	$—
Activity during the period:
Liabilities incurred during the period	1,576,322
Liabilities settled during the period	—
Accretion of discount	339,954
Asset retirement obligations, at June 30, 2014	1,916,276
Less current portion	—
Long-term portion	$1,916,276